FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: File No. 811-653

Putnam Income Fund
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  (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Income Fund
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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  (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 10/31

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: Putnam Income Fund


ISSUER NAME                                                 TICKER   CUSIP      MTG DATE       MTG TYPE
                                                                                Proposal Type  Voted?     Vote   For/Agnst Mgmt
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
Mariner Health Care, Inc.                                   MHCA     56845X108  7/30/03        Annual
1.1    Elect Director Victor L. Lund                                            MGMT           YES        AGNST  AGNST
1.2    Elect Director C. Christian Winkle                                       MGMT           YES        AGNST  AGNST
1.3    Elect Director Patrick H. Daugherty                                      MGMT           YES        AGNST  AGNST
1.4    Elect Director Earl P. Holland                                           MGMT           YES        AGNST  AGNST
1.5    Elect Director Philip L. Maslowe                                         MGMT           YES        AGNST  AGNST
1.6    Elect Director Mohsin Y. Meghji                                          MGMT           YES        AGNST  AGNST
1.7    Elect Director M. Edward Stearns                                         MGMT           YES        AGNST  AGNST


Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund
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       (Registrant)

By:   /s/ Charles E. Porter*, Executive Vice President,
      Associate Treasurer and Principal Executive Officer
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       (Signature & Title)


Date: August 23, 2004
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               * By Jonathan S. Horwitz,
                 pursuant to a Power-of-Attorney